Leases - Summary of Contractual Undiscounted Cash Flows Associated With Future Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	$ 3,485	$ 3,167
Within one year
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	212	32
After one year but not more than five years
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	898	775
Later than five years
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	$ 2,375	$ 2,360